Franklin New York Tax-Free Trust
Statement of Investments (unaudited), December 31,2020
Franklin New York Intermediate-Term Tax-Free Income Fund
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 99.2%
New York 99.2%
Battery Park City Authority , Revenue, Senior Lien , 2019 B , Refunding , 5% , 11/01/38 . $ 3,750,000 $ 4,997,325
Buffalo & Erie County Industrial Land Development Corp. , D'Youville College , Revenue ,
2020A , Refunding , 4% , 11/01/35 ...................................... 1,015,000 1,110,400
Buffalo Municipal Water Finance Authority , Revenue , 2020 B , Refunding , AGMC
Insured , 2.375% , 7/01/40 ............................................ 5,250,000 5,449,185
City of New York ,
GO , 2012D-1 , 5% , 10/01/24 .......................................... 5,000,000 5,176,700
GO , 2015A , Refunding , 5% , 8/01/26 .................................... 10,000,000 11,643,100
GO , 2016A , Refunding , 5% , 8/01/26 .................................... 9,000,000 10,864,530
GO , 2018 E-1 , 5.25% , 3/01/31 ........................................ 5,000,000 6,485,800
GO , 2019 - D1 , 5% , 12/01/35 ......................................... 5,015,000 6,414,586
GO , 2020 D-1 , 4% , 3/01/36 .......................................... 2,500,000 3,021,200
City of Yonkers , GO , 2011A , AGMC Insured , 5% , 10/01/24 .................... 1,000,000 1,036,260
County of Allegany , GO , 2014 , Refunding , BAM Insured , 5% , 9/15/26 ............ 1,245,000 1,457,459
County of Nassau ,
GO , 2012A , AGMC Insured , 4.25% , 4/01/26 .............................. 10,540,000 10,644,135
GO , 2019 B , AGMC Insured , 5% , 4/01/44 ................................ 5,000,000 6,420,600
County of Onondaga ,
GO , 2020 , 2% , 10/15/38 ............................................. 1,805,000 1,833,447
GO , 2020 , 2% , 10/15/39 ............................................. 2,515,000 2,549,480
GO , 2020 , 2% , 10/15/40 ............................................. 2,605,000 2,634,202
County of Suffolk ,
GO , 2014 , Refunding , AGMC Insured , 5% , 2/01/23 ......................... 5,045,000 5,508,131
GO , 2018 B , AGMC Insured , 4% , 10/15/30 ............................... 6,310,000 7,288,934
GO , 2018 B , AGMC Insured , 3.375% , 10/15/31 ........................... 6,370,000 6,993,177
a
GO , 2020-II , 2% , 8/19/21 ............................................ 640,000 644,691
County of Ulster ,
GO , 2012 , Refunding , 5% , 11/15/24 .................................... 2,600,000 2,708,472
GO , 2012 , Refunding , 5% , 11/15/28 .................................... 2,995,000 3,116,208
Gloversville Enlarged School District ,
GO , 2020 , BAM Insured , 2% , 10/15/27 .................................. 2,230,000 2,389,847
GO , 2020 , BAM Insured , 2% , 10/15/28 .................................. 2,260,000 2,418,177
GO , 2020 , BAM Insured , 2% , 10/15/31 .................................. 2,410,000 2,511,557
Grand Island Central School District ,
GO , 2016 , 4% , 12/01/29 ............................................. 3,915,000 4,652,390
GO , 2016 , 4% , 12/01/30 ............................................. 3,650,000 4,311,015
Haverstraw-Stony Point Central School District ,
GO , 2015 , 5% , 10/15/25 ............................................. 850,000 964,232
GO , 2015 , AGMC Insured , 5% , 10/15/31 ................................ 600,000 680,634
Long Island Power Authority ,
Revenue , 2012B , 5% , 9/01/26 ........................................ 5,000,000 5,362,850
Revenue , 2019 A , 4% , 9/01/35 ........................................ 15,700,000 18,796,982
Revenue , 2019 A , 4% , 9/01/38 ........................................ 6,775,000 8,002,224
Revenue , 2020 A , Refunding , 5% , 9/01/35 ............................... 1,000,000 1,351,320
Metropolitan Transportation Authority ,
Revenue , 2003 A , AGMC Insured , 5.5% , 11/15/22 ......................... 8,765,000 9,567,611
Revenue , 2003 A , AGMC Insured , 5.5% , 11/15/23 ......................... 10,000,000 11,379,400
Revenue , 2013E , Pre-Refunded , BAM Insured , 5% , 11/15/27 ................. 8,900,000 10,131,849
Revenue , 2017 C-2 , Refunding , Zero Cpn., 11/15/39 ....................... 15,000,000 7,807,200
Dedicated Tax Fund , Revenue , 2012A , Refunding , Zero Cpn., 11/15/32 ......... 70,000,000 53,977,700
Monroe County Industrial Development Corp. ,
Rochester City School District , Revenue , 2013 , 5% , 5/01/26 .................. 5,000,000 5,526,800
Rochester City School District , Revenue , 2013 , 5% , 5/01/29 .................. 9,645,000 10,623,292
Rochester City School District , Revenue , 2015 , 5% , 5/01/29 .................. 1,175,000 1,393,268
University of Rochester , Revenue , 2013A , Pre-Refunded , 5% , 7/01/25 .......... 5,445,000 6,102,266
University of Rochester , Revenue , 2013A , Pre-Refunded , 5% , 7/01/27 .......... 6,220,000 6,970,816
University of Rochester , Revenue , 2020A , 5% , 7/01/31 ...................... 500,000 688,110

Franklin New York Tax-Free Trust
Statement of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Monroe County Industrial Development Corp., (continued)
University of Rochester , Revenue , 2020A , 5% , 7/01/32 ...................... 600,000 835,308
University of Rochester , Revenue , 2020A , 5% , 7/01/33 ...................... 460,000 647,860
New York City ,
Water & Sewer System , Revenue , 2012 EE , 5% , 6/15/28 .................... 8,000,000 8,544,800
Water & Sewer System , Revenue , 2014 DD , 5% , 6/15/23 .................... 6,000,000 6,703,860
Water & Sewer System , Revenue , 2015 GG , Refunding , 5% , 6/15/27 ........... 10,000,000 12,069,400
Water & Sewer System , Revenue , 2015DD , Refunding , 5% , 6/15/29 ........... 7,790,000 9,016,146
Water & Sewer System , Revenue , 2018 CC-1 , 4% , 6/15/37 .................. 5,000,000 5,830,650
Water & Sewer System , Revenue , 2018 EE , Refunding , 5% , 6/15/30 ........... 5,000,000 6,106,500
Water & Sewer System , Revenue , 2018 FF , Refunding , 5% , 6/15/34 ............ 5,000,000 6,425,150
a
New York City Health and Hospitals Corp. ,
Revenue , 2020 A , Refunding , 5% , 2/15/29 ............................... 4,510,000 5,943,188
Revenue , 2020 A , Refunding , 5% , 2/15/30 ............................... 2,500,000 3,358,125
b
New York City Housing Development Corp. , East 124th Street LLC , Revenue , 2008
A , LOC FHLMC , Mandatory Put , 2.1% , 10/01/29 .......................... $ 20,000,000 $ 21,586,400
New York City Industrial Development Agency ,
Yankee Stadium LLC , Revenue , 2009A , AGMC Insured , ETM, Zero Cpn., 3/01/21 . 10,150,000 10,146,346
Yankee Stadium LLC , Revenue , 2020 A , Refunding , AGMC Insured , 3% , 3/01/39 .. 2,500,000 2,717,600
New York City Transitional Finance Authority ,
Building Aid , Revenue , 2012 S-1A , 5% , 7/15/26 ........................... 9,020,000 9,241,441
Building Aid , Revenue , 2018S-1 , Refunding , 5% , 7/15/29 .................... 8,215,000 10,437,240
Building Aid , Revenue , 2019 S-3A , Refunding , 5% , 7/15/34 .................. 10,000,000 12,680,700
Future Tax Secured , Revenue , 13 , 5% , 11/01/22 .......................... 6,800,000 7,388,132
Future Tax Secured , Revenue , 2012E-1 , 5% , 2/01/23 ....................... 5,000,000 5,257,350
Future Tax Secured , Revenue , 2016 A-1 , 5% , 8/01/28 ...................... 5,000,000 5,985,650
Future Tax Secured , Revenue , 2017 A-1 , 5% , 5/01/40 ...................... 10,970,000 13,003,838
Future Tax Secured , Revenue , 2018 B-1 , 4% , 8/01/35 ...................... 4,000,000 4,680,320
Future Tax Secured , Revenue , 2019 C-1 , 4% , 11/01/42 ..................... 11,105,000 12,993,183
New York Convention Center Development Corp. , Revenue , 2015 , Refunding , 5% ,
11/15/25 ........................................................ 2,250,000 2,664,743
New York Liberty Development Corp. , Goldman Sachs Headquarters LLC , Revenue ,
2005 , Refunding , 5.25% , 10/01/35 ..................................... 13,305,000 19,353,719
New York Municipal Bond Bank Agency ,
Revenue , 2009C1 , AGMC Insured , 5% , 2/15/21 ........................... 400,000 401,136
Revenue , 2009C1 , AGMC Insured , 5% , 2/15/22 ........................... 425,000 426,147
New York State Dormitory Authority ,
Revenue , 2009A , AGMC Insured , 5% , 10/01/24 ........................... 135,000 135,451
Revenue , 2010A , AGMC Insured , 5% , 10/01/23 ........................... 860,000 862,915
Revenue , 2011A , 5% , 10/01/24 ....................................... 345,000 356,851
Revenue , 2011A , Pre-Refunded , 5% , 10/01/24 ............................ 6,710,000 6,953,304
Revenue , 2012A , AGMC Insured , 5% , 10/01/23 ........................... 6,425,000 6,942,405
Revenue , 2017 A , Pre-Refunded , 4% , 2/15/33 ............................ 5,000 6,116
Revenue , 2020 A , AGMC Insured , 5% , 10/01/34 ........................... 2,255,000 2,895,894
Board of Cooperative Educational Services of Oneida Herkimer & Madison Counties ,
Revenue , 2016 , Refunding , 5% , 8/15/28 ............................... 1,100,000 1,327,645
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/37 1,150,000 1,309,931
City of New York , Revenue , 2010A , 3.375% , 5/15/21 ....................... 1,980,000 1,984,653
City of New York , Revenue , 2010A , 3.5% , 5/15/22 ......................... 2,000,000 2,004,840
City of New York , Revenue , 2010A , 3.625% , 5/15/23 ....................... 2,000,000 2,004,980
City of New York , Revenue , 2010A , 3.75% , 5/15/24 ........................ 2,000,000 2,005,200
City University of New York (The) , Revenue , 2005 A , NATL Insured , 5.5% , 7/01/22 . 9,240,000 9,976,336
Fashion Institute of Technology , Revenue , 2007 , NATL Insured , 5.25% , 7/01/22 ... 1,250,000 1,301,050
Icahn School of Medicine at Mount Sinai , Revenue , 2010-A , 5% , 7/01/21 ........ 3,000,000 3,009,450
Maimonides Medical Center , Revenue , 2020 , FHA Insured , 4% , 2/01/34 ......... 300,000 359,274
Maimonides Medical Center , Revenue , 2020 , FHA Insured , 4% , 8/01/34 ......... 375,000 448,826
Maimonides Medical Center , Revenue , 2020 , FHA Insured , 4% , 2/01/35 ......... 300,000 358,803

Franklin New York Tax-Free Trust
Statement of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Dormitory Authority, (continued)
Maimonides Medical Center , Revenue , 2020 , FHA Insured , 4% , 8/01/35 ......... 300,000 358,326
Memorial Sloan-Kettering Cancer Center , Revenue , 1998 , NATL Insured , 5.5% ,
7/01/23 ........................................................ 9,450,000 10,221,309
Memorial Sloan-Kettering Cancer Center , Revenue , 2012-1 , Pre-Refunded , 5% ,
7/01/23 ........................................................ 1,250,000 1,309,762
New York University , Revenue , 2017 A , Refunding , 5% , 7/01/33 ............... 12,000,000 15,060,000
New York University , Revenue , 2019A , 5% , 7/01/37 ........................ 6,040,000 7,872,778
Northwell Health Obligated Group , Revenue , 2015A , Refunding , 5% , 5/01/27 ..... 6,000,000 7,094,700
NYU Langone Hospitals Obligated Group , Revenue , 2014 , Refunding , 5% , 7/01/26 1,000,000 1,150,430
Rochester Institute of Technology , Revenue , 2012 , Pre-Refunded , 4% , 7/01/26 .... 4,000,000 4,227,720
Rochester Institute of Technology , Revenue , 2019A , 5% , 7/01/39 .............. 1,000,000 1,278,680
State of New York Personal Income Tax , Revenue , 2014A , 5% , 2/15/25 ......... 5,000,000 5,726,900
State of New York Personal Income Tax , Revenue , 2016 D , Refunding , 5% , 2/15/27 10,000,000 12,519,800
State of New York Personal Income Tax , Revenue , 2017 A , 4% , 2/15/33 ......... 9,995,000 11,581,306
State of New York Personal Income Tax , Revenue , 2018A , Refunding , 5.25% ,
3/15/37 ........................................................ 7,000,000 9,015,440
State of New York Sales Tax , Revenue , 2016 A , 5% , 3/15/32 ................. 7,000,000 8,560,440
State of New York Sales Tax , Revenue , 2018A , 5% , 3/15/42 .................. 10,000,000 12,442,000
State of New York Tax Commissioner of Taxation & Finance , Revenue , 2005 B , NATL
Insured , 5.5% , 7/01/22 ............................................ 10,000,000 10,748,500
State University Construction Fund , Revenue , 2005 A , NATL Insured , 5.5% , 5/15/24 7,790,000 9,179,892
State University Construction Fund , Revenue , 2012A , 5% , 5/15/26 ............. 8,000,000 8,496,720
State University of New York , Revenue , 2017 A , Refunding , 5% , 7/01/29 ........ 1,000,000 1,248,400
State University of New York , Revenue , 2018 A , 5% , 7/01/33 ................. 1,000,000 1,248,660
Wyckoff Heights Medical Center , Revenue , 2015 , Refunding , 5% , 2/15/21 ....... 1,000,000 1,005,000
New York State Environmental Facilities Corp. ,
State of New York State Revolving Fund , Revenue , 2018 B , 5% , 6/15/35 ........ 5,000,000 6,466,000
State of New York State Revolving Fund , Revenue , 2019 A , 5% , 8/15/37 ........ 4,105,000 5,444,626
State of New York State Revolving Fund , Revenue , 2019 A , 5% , 8/15/38 ........ 2,955,000 3,909,022
State of New York State Revolving Fund , Revenue , 2019 A , 5% , 8/15/39 ........ 2,920,000 3,854,341
New York State Thruway Authority ,
Revenue , 2019 B , 4% , 1/01/37 ........................................ 7,000,000 8,390,200
Revenue , I , Pre-Refunded , 5% , 1/01/25 ................................. 5,000,000 5,241,600
Revenue , K , Refunding , 5% , 1/01/28 ................................... 10,000,000 11,740,400
Revenue , K , Refunding , 5% , 1/01/29 ................................... 10,000,000 11,727,400
Revenue , L , Refunding , 5% , 1/01/32 ................................... 1,750,000 2,229,623
State of New York Personal Income Tax , Revenue , 2011A , Refunding , 5% , 3/15/26 5,000,000 5,047,500
New York State Urban Development Corp. ,
State of New York Personal Income Tax , Revenue , 2017 A , Refunding , 5% , 3/15/30 10,000,000 12,522,200
State of New York Sales Tax , Revenue , 2019 A , Refunding , 5% , 3/15/38 ......... 5,120,000 6,613,658
New York Transportation Development Corp. ,
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 5% , 12/01/29 ... 500,000 634,165
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 5% , 12/01/30 ... 150,000 193,224
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 5% , 12/01/31 ... 400,000 512,568
JFK International Air Terminal LLC , Revenue , 2020C , Refunding , 5% , 12/01/30 ... 900,000 1,182,240
JFK International Air Terminal LLC , Revenue , 2020C , Refunding , 5% , 12/01/31 ... 1,100,000 1,436,193
Niagara Falls Public Water Authority , Revenue , 2013A , BAM Insured , 5% , 7/15/29 ... $ 7,060,000 $ 7,849,520
Onondaga County Trust for Cultural Resources , Syracuse University , Revenue ,
2019 , Refunding , 5% , 12/01/38 ....................................... 7,095,000 9,326,023
Onondaga County Water Authority , Revenue , 2019 A , 3% , 9/15/44 .............. 5,000,000 5,448,100
Port Authority of New York & New Jersey ,
Revenue , 184TH , 5% , 9/01/25 ........................................ 2,655,000 3,095,995
Revenue , 184TH , 5% , 9/01/28 ........................................ 3,250,000 3,760,283
Revenue , 194TH , Refunding , 5% , 10/15/28 .............................. 9,085,000 10,929,618
Revenue , 209TH , Refunding , 5% , 7/15/34 ............................... 15,000,000 19,119,900

Franklin New York Tax-Free Trust
Statement of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
State of New York , GO , 2011E , 3.25% , 12/15/26 ............................ $ 10,520,000 $ 10,812,982
Suffolk County Economic Development Corp. ,
Catholic Health Services of Long Island Obligated Group , Revenue , 2011 , Pre-
Refunded , 5% , 7/01/28 ............................................ 1,755,000 1,795,786
Catholic Health Services of Long Island Obligated Group , Revenue , 2011 , 5% ,
7/01/28 ........................................................ 10,245,000 10,454,510
Suffolk County Water Authority , Revenue , 2018 A , 3.25% , 6/01/43 ............... 17,100,000 18,711,846
Town of Brookhaven ,
GO , 2013B , Refunding , 3% , 1/15/27 .................................... 3,290,000 3,292,665
GO , 2013B , Refunding , 3% , 1/15/28 .................................... 4,420,000 4,423,580
Triborough Bridge & Tunnel Authority ,
Revenue , 2008B-3 , 5% , 11/15/34 ...................................... 3,480,000 4,178,123
Revenue , 2013A , Refunding , Zero Cpn., 11/15/30 ......................... 14,175,000 11,882,902
Revenue , 2018D , 5% , 11/15/33 ....................................... 1,300,000 1,759,641
Trust for Cultural Resources of The City of New York (The) ,
Juilliard School (The) , Revenue , 2018 A , Refunding , 5% , 1/01/33 .............. 2,700,000 3,495,096
Lincoln Center for the Performing Arts, Inc. , Revenue , 2016 A , Refunding , 5% ,
12/01/26 ....................................................... 2,500,000 3,086,575
Lincoln Center for the Performing Arts, Inc. , Revenue , 2020 A , Refunding , 5% ,
12/01/32 ....................................................... 1,000,000 1,324,610
Whitney Museum of American Art , Revenue , 2011 , Refunding , 5% , 7/01/21 ...... 8,000,000 8,002,160
a
Whitney Museum of American Art , Revenue , 2021 , Refunding , 5% , 7/01/31 ...... 10,000,000 13,831,600
Utility Debt Securitization Authority , Revenue , 2016 A , Refunding , 5% , 12/15/26 ..... 5,000,000 5,936,050
922,305,706
U.S. Territories 0.0%
†
Puerto Rico 0.0%
†
Puerto Rico Highway & Transportation Authority , Revenue , 2007 N , Refunding , AGMC
Insured , 5.25% , 7/01/36 ............................................. 400,000 480,832
Total Municipal Bonds (Cost $ 852,265,333 ) .....................................
922,786,538
a a a a
Short Term Investments 2.3%
Municipal Bonds 2.3%
New York 2.3%
c
Metropolitan Transportation Authority , Dedicated Tax Fund , Revenue , 2008A-
1 , Refunding , LOC TD Bank NA , Daily VRDN and Put , 0.11% , 11/01/31 ......... 5,020,000 5,020,000
c
Nassau County Industrial Development Agency , Cold Spring Harbor Laboratory ,
Revenue , 1999 , Refunding , SPA TD Bank NA , Daily VRDN and Put , 0.09% , 1/01/34 6,100,000 6,100,000
c
Triborough Bridge & Tunnel Authority ,
Revenue , 2002 F , Refunding , LOC Citibank NA , Daily VRDN and Put , 0.06% ,
11/01/32 ....................................................... 1,580,000 1,580,000
Revenue , 2005 B-2 , Refunding , LOC Citibank NA , Daily VRDN and Put , 0.06% ,
1/01/32 ........................................................ 9,085,000 9,085,000
21,785,000
Total Municipal Bonds (Cost $ 21,785,000 ) ......................................
21,785,000
Total Short Term Investments (Cost $ 21,785,000 ) ................................
21,785,000
a
Total Investments (Cost $ 874,050,333 ) 101 .5% ..................................
$944,571,538
Other Assets, less Liabilities ( 1 .5 ) % ...........................................
(14,614,622)
Net Assets 100.0% ...........................................................
$929,956,916

Franklin New York Tax-Free Trust
Statement of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

See Abbreviations on page 7 .
†
Rounds to less than 0.1% of net assets.
a
Security purchased on a when-issued basis.
b
The maturity date shown represents the mandatory put date.
c
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin New York Tax-Free Trust
Notes to Statement of Investments (unaudited)

Quarterly Statements of Investments
1. Organization
Franklin New York Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of one fund, Franklin New York Intermediate-Term Tax-Free Income Fund
(Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S.
GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Concentration of Risk
The Fund invests a large percentage of its total assets in obligations of issuers within New York. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within New York. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
4. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.

Franklin New York Tax-Free Trust
Notes to Statement of Investments (unaudited)

Quarterly Statements of Investments
5. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At December 31, 2020, all of the Fund's investments in financial instruments carried at fair value were valued using Level 2 inputs.
6. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
AGMC Assured Guaranty Municipal Corp.
BAM Build America Mutual Assurance Co.
FHA Federal Housing Administration
FHLMC Federal Home Loan Mortgage Corp.
GO General Obligation
LOC Letter of Credit
NATL National Reinsurance Corp.
SPA Standby Purchase Agreement
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.